BLACKROCK FUNDS III

BlackRock ACWI ex-US Index Fund (“ACWI ex-US Index Fund”)

BlackRock Russell 1000® Index Fund (“Russell 1000 Index Fund”)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 12, 2014 to the Prospectus of the Funds, dated April 30, 2013

Effective as of March 21, 2014, each Fund’s investment advisor and administrator (together, “BlackRock”) will be reducing certain expenses of Investor A Shares, Institutional Shares and Class K Shares of the Funds, as described further below.

BlackRock will: (i) cap net expenses of the Funds at lower levels; and (ii) reduce its administration fee. In addition, BlackRock will reduce its management fee for the master portfolio in which ACWI ex-US Index Fund invests all of its assets. Accordingly, each Fund’s prospectus is amended as follows:

The section of the ACWI ex-US Index Fund’s prospectus for Investor A and Institutional Shares entitled “Fund Overview — Key Facts About BlackRock ACWI ex-US Index Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the ACWI ex-US Index Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.04%	0.04%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2,3] Administration Fees Miscellaneous Other Expenses[2,3]	0.93 0.03% 0.90% %	0.48 0.03% 0.45% %
Acquired Fund Fees and Expenses[3]	0.02%	0.02%
Total Annual Fund Operating Expenses[3]	1.24%	0.54%
Fee Waivers and/or Expense Reimbursements[4]	(0.77)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.47%	0.22%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and its share of the allocated expenses of ACWI ex-US Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on pages 30-34, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.45% for Investor A Shares and 0.20% for Institutional Shares until May 1, 2015. The Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or of MIP, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio, as applicable.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$48	$317	$607	$1,432
Institutional Shares	$23	$141	$270	$ 646

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

The section of the ACWI ex-US Index Fund’s prospectus for Class K Shares entitled “Fund Overview — Key Facts About BlackRock ACWI ex-US Index Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of the ACWI ex-US Index Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.04%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,3] Administration Fees Miscellaneous Other Expenses[2,3]	0.58 0.03% 0.55% %
Acquired Fund Fees and Expenses[3]	0.02%
Total Annual Fund Operating Expenses[3]	0.64%
Fee Waivers and/or Expense Reimbursements[4]	(0.47)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.17%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and its share of the allocated expenses of ACWI ex-US Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on pages 24-27, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.15% of average daily net assets for Class K Shares until May 1, 2015. The Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or of MIP, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio, as applicable.

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Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$17	$158	$310	$754

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

The section of the Russell 1000 Index Fund’s prospectus for Investor A and Institutional Shares entitled “Fund Overview — Key Facts About BlackRock Russell 1000® Index Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Russell 1000 Index Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2,3] Administration Fees Miscellaneous Other Expenses[2,3]	0.37 0.01% 0.36% %	0.44 0.01% 0.43% %
Acquired Fund Fees and Expenses[3]	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	0.68%	0.50%
Fee Waivers and/or Expense Reimbursements[4]	(0.27)%	(0.34)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.41%	0.16%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and its share of the allocated expenses of Russell 1000® Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on pages 30-34, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.40% for Investor A Shares and 0.15% for Institutional Shares until May 1, 2015. The Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or of MIP, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio, as applicable.

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Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$42	$190	$352	$821
Institutional Shares	$16	$126	$246	$595

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

The section of the Russell 1000 Index Fund’s prospectus for Class K Shares entitled “Fund Overview — Key Facts About BlackRock Russell 1000® Index Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Russell 1000 Index Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,3] Administration Fees Miscellaneous Other Expenses[2,3]	0.31% 0.01% 0.30%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[3]	0.37%
Fee Waivers and/or Expense Reimbursements[4]	(0.26)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.11%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and its share of the allocated expenses of Russell 1000® Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on pages 24-27, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, and BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.10% of average daily net assets for Class K Shares until May 1, 2015. The Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or of MIP, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio, as applicable.

4

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$11	$93	$181	$443

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

The section of the Funds’ prospectus entitled “Management of the Funds — Investment Adviser” is revised as follows:

The third paragraph is deleted in its entirety and replaced with the following:

ACWI ex-US Index Master Portfolio Total Annual Management Fee

BFA receives as compensation for its services to ACWI ex-US Index Master Portfolio a management fee equal to 0.04% of the Master Portfolio’s average daily net assets.

The fifth paragraph is deleted in its entirety and replaced with the following:

The Trust, on behalf of each Fund, has entered into an administration agreement with BAL to act as the Funds’ administrator (in such capacity, the “Administrator”). The Administrator receives for its services to the Funds monthly compensation at the annual rate of 0.03% of the average daily net assets of the ACWI ex-US Index Fund and 0.01% of the average daily net assets of the Russell 1000 Index Fund.

The section of the Funds’ prospectus for Investor A and Institutional Shares entitled “Management of the Funds — Investment Adviser” is revised as follows:

The chart following the sixth paragraph is deleted in its entirety and replaced with the following:

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)

Total Annual Fund Operating
Expenses[2] after giving effect
to all applicable expense

limitation provisions (excluding
Dividend Expense, Interest
Expense, Acquired Fund Fees
and Expenses and certain
other Fund Expenses)

ACWI ex-US Index Fund
Investor A	0.45%	0.44%
Institutional	0.20%	0.15%
Russell 1000 Index Fund
Investor A	0.40%	0.37%
Institutional	0.15%	0.15%

[1]	The contractual caps are in effect until May 1, 2015. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non- interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund.
[2]	As a percentage of average daily net assets

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The section of the Funds’ prospectus for Class K Shares entitled “Management of the Funds — Investment Adviser” is revised as follows:

The chart following the sixth paragraph is deleted in its entirety and replaced with the following:

Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
ACWI ex-US Index Fund
Class K	0.15%
Russell 1000 Index Fund
Class K	0.10%

[1]	The contractual caps are in effect until May 1, 2015. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non- interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund.
[2]	As a percentage of average daily net assets

Shareholders should retain this Supplement for future reference.

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PRO-ACWI-R1000-0314SUP